RELATED PARTY TRANSACTIONS - Principal and revenue agreements (Details) - Sudsidiary - TERP Brookfield Master Services Agreement	Oct. 16, 2017 USD ($) $ / shares
Disclosure of transactions between related parties [line items]
Management fee fixed component quarterly	$ 2,500,000
Percentage of quarterly market capitalization increase	0.3125%
Quarterly fixed fee component for the next four quarters	$ 3,000,000.0
Quarterly fixed fee component, thereafter	$ 3,750,000
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Disclosure of transactions between related parties [line items]
Quarterly market capitalization increase (in USD per share) | $ / shares	$ 9.52